Investment Properties - Summary of Maturity Analysis Of Operating Lease Payments (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Disclosure of detailed information about investment property [line items]
Undiscounted operating lease payments to be received	$ 7,443,573	$ 243,095	$ 8,474,870
Year 1 [member]
Disclosure of detailed information about investment property [line items]
Undiscounted operating lease payments to be received	1,596,827	52,150	1,683,010
Year 2 [member]
Disclosure of detailed information about investment property [line items]
Undiscounted operating lease payments to be received	1,333,442	43,548	1,380,058
Year 3 [member]
Disclosure of detailed information about investment property [line items]
Undiscounted operating lease payments to be received	1,154,877	37,716	1,119,779
Year 4 [member]
Disclosure of detailed information about investment property [line items]
Undiscounted operating lease payments to be received	893,353	29,176	990,867
Year 5 [member]
Disclosure of detailed information about investment property [line items]
Undiscounted operating lease payments to be received	687,266	22,445	808,851
Year 6 onwards [member]
Disclosure of detailed information about investment property [line items]
Undiscounted operating lease payments to be received	$ 1,777,808	$ 58,060	$ 2,492,305